Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds - Liabilities for Other Contract Holder Funds Balances (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Separate Account Investment [Line Items]
Separate account liabilities	$ 195,906	$ 248,949
Embedded derivative (assets) liabilities	(1,018)	4,071
Other contract holder funds
Fair Value, Separate Account Investment [Line Items]
Separate account liabilities	57,986	58,494
Other contract holder funds | Interest-sensitive life
Fair Value, Separate Account Investment [Line Items]
Separate account liabilities	11,197	11,553
Other contract holder funds | Variable annuity fixed option
Fair Value, Separate Account Investment [Line Items]
Separate account liabilities	10,578	9,751
Other contract holder funds | RILA
Fair Value, Separate Account Investment [Line Items]
Separate account liabilities	1,875	110
Other contract holder funds | Fixed annuity
Fair Value, Separate Account Investment [Line Items]
Separate account liabilities	13,201	14,730
Other contract holder funds | Fixed index annuity
Fair Value, Separate Account Investment [Line Items]
Separate account liabilities	11,937	13,333
Embedded derivative (assets) liabilities		1,439
Other contract holder funds | GICs, funding agreements and FHLB advances
Fair Value, Separate Account Investment [Line Items]
Separate account liabilities	9,019	8,830
Other contract holder funds | Other
Fair Value, Separate Account Investment [Line Items]
Separate account liabilities	$ 179	$ 187